Regulatory Restrictions, Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Section_23A_Transaction	Dec. 31, 2013 Section_23A_Transaction	Jul. 07, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Percentage of legal lending limit on capital and surplus (in hundredths)	10.00%
Legal lending limit on secured loan	$ 3,597,000
Intercompany transaction under section 23A related to lending limit to parent, number of transactions	0	0
Weighted Assets minimum capital ratios (in hundredths)	4.00%	4.00%
Maximum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets minimum capital ratios (in hundredths)			6.00%
Capital conservation ratios (in hundredths)			2.50%
Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation ratios (in hundredths)			2.00%
Minimum [Member] | Scenario, Forecast [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets minimum capital ratios (in hundredths)			4.00%